Trade receivables	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Trade receivables

5. Trade receivables

	March 31, 2013	March 31, 2012
Trade receivables	$68,606	$97,390
Allowance for doubtful receivables	(3,500)	(3,104)

	$65,106	$94,286

The following table summarizes the activity in the allowance for doubtful receivables.

	Year ended March 31,
	2013	2012	2011
Balance at beginning of year	$3,104	$3,603	$3,868
Charge to bad debts expense	3,377	1,579	17
Write-off of receivables	(2,909)	(2,000)	(635)
Currency translation adjustment	(72)	(78)	353

Balance at end of year	$3,500	$3,104	$3,603

In addition to the charges above the Company also recorded bad debt expense of $286 related to employee loans provided as part of the Participant Equity Loan Plan (note 11(b)).